TAXES PAYABLE (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 2,349,706	$ 340,621	¥ 1,741,972
Income tax payable	440,030	63,788	440,030
Other taxes payable	95,188	13,799	28,956
Total taxes payable	¥ 2,884,924	$ 418,208	¥ 2,210,958